Cover	Feb. 28, 2026
Document Information Line Items
Entity Registrant Name	CLASSOVER HOLDINGS, INC.
Entity Central Index Key	0002022308
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 28, 2026
Entity Ex Transition Period	false
Entity File Number	001-42588
Entity Tax Identification Number	99-2827182
Entity Incorporation State Country Code	NV
Entity Address Postal Zip Code	10123
City Area Code	800
Local Phone Number	345-9588
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Class B Common Stock
Document Information Line Items
Security 12b Title	Class B Common Stock, $0.0001 par value per share
Trading Symbol	KIDZ
Security Exchange Name	NASDAQ
Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class B Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	KIDZW
Security Exchange Name	NASDAQ